UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    212-849-6700


Signature, Place and Date of Signing:


/s/ John T. Lykouretzos       New York, New York        February 12, 2008
-----------------------       ------------------       --------------------
     [Signature]                [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          27

Form 13F Information Table Value Total: $ 1,288,669
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number                    Name

1)      028-11651                   Hoplite Partners, L.P.
2)      028-11652                   Hoplite Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                      VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS   SOLE     SHARED     NONE
--------------                 -----            -----       --------   -------   --- ----   ------   ----   ----     ------     ----
ADVANCE AUTO PARTS INC         COM              00751Y106   111,122    2,925,044 SH         SHARED   1,2            2,925,044
ALTRIA GROUP INC               COM              02209S103    78,717    1,041,500 SH         SHARED   1,2            1,041,500
BERKSHIRE HATHAWAY INC DEL     CL A             084670108       283            2 SH         SHARED   1,2                    2
CONNS INC                      COM              208242107       684       40,000 SH         SHARED   1,2               40,000
COUNTRYWIDE FINANCIAL CORP     COM              222372104     1,788      200,000     PUT    SHARED   1,2              200,000
CSX CORP                       COM              126408103    37,986      863,700 SH         SHARED   1,2              863,700
DST SYS INC DEL                COM              233326107    94,847    1,148,967 SH         SHARED   1,2            1,148,967
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    66,525    1,171,000 SH         SHARED   1,2            1,171,000
GOOGLE INC                     CL A             38259P508   133,359      192,860 SH         SHARED   1,2              192,860
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    66,746    3,498,211 SH         SHARED   1,2            3,498,211
LOEWS CORP                     CAROLNA GP STK   540424207    43,204      506,490 SH         SHARED   1,2              506,490
MASTERCARD INC                 CL A             57636Q104   106,115      493,100 SH         SHARED   1,2              493,100
M/I HOMES INC                  COM              55305B101     5,782      550,690 SH         SHARED    2               550,690
NRG ENERGY INC                 COM NEW          629377508    40,232      928,300 SH         SHARED   1,2              928,300
NUTRI SYS INC NEW              COM              67069D108     4,047      150,000     PUT    SHARED   1,2              150,000
NVR INC                        COM              62944T105    88,391      168,685 SH         SHARED   1,2              168,685
OCCIDENTAL PETE CORP DEL       COM              674599105    26,916      349,600 SH         SHARED   1,2              349,600
PEOPLES UNITED FINANCIAL INC   COM              712704105    39,668    2,228,500 SH         SHARED   1,2            2,228,500
PRICELINE COM INC              COM NEW          741503403    41,154      358,300 SH         SHARED   1,2              358,300
RANGE RES CORP                 COM              75281A109    22,178      431,800 SH         SHARED   1,2              431,800
SBA COMMUNICATIONS CORP        COM              78388J106    87,091    2,573,602 SH         SHARED   1,2            2,573,602
SCHLUMBERGER LTD               COM              806857108    30,849      313,600 SH         SHARED   1,2              313,600
SCHWAB CHARLES CORP NEW        COM              808513105    55,513    2,172,732 SH         SHARED   1,2            2,172,732
SOUTHWESTERN ENERGY CO         COM              845467109    67,115    1,204,500 SH         SHARED   1,2            1,204,500
TESCO CORP                     COM              88157K101    32,778    1,143,300 SH         SHARED   1,2            1,143,300
USANA HEALTH SCIENCES INC      COM              90328M107     3,689       99,500     PUT    SHARED   1,2               99,500
WCI CMNTYS INC                 COM              92923C104     1,890      500,000     PUT    SHARED   1,2              500,000




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